Revenue from Contracts with Customers - Additional Information (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Disaggregation Of Revenue [Line Items]
Period to recognize revenue under subscription	3 years	3 years
Revenue related to unsatisfied performance obligations, description	The Company has elected to apply practical expedients to not disclose the revenue related to unsatisfied performance obligations if (1) the contract has an original duration of one year or less, or (2) the variable consideration is allocated entirely to an unsatisfied performance obligation which is recognized as a series of distinct goods and services that form a single performance obligation.	The Company has elected to apply practical expedients to not disclose the revenue related to unsatisfied performance obligations if (1) the contract has an original duration of one year or less, or (2) the variable consideration is allocated entirely to an unsatisfied performance obligation which is recognized as a series of distinct goods and services that form a single performance obligation.
Customer Relationships
Disaggregation Of Revenue [Line Items]
Revenue practical expedient	For situations where the duration of the contract is 1 year or less, the Company has applied a practical expedient and recognized the costs of obtaining a contract as an expense when incurred. These costs are recorded in Cost of services, exclusive of depreciation and amortization in the Condensed Consolidated Statements of Comprehensive Income (Loss).	For situations where the duration of the contract is 1 year or less, the Company has applied a practical expedient and recognized the costs of obtaining a contract as an expense when incurred. These costs are recorded in Cost of services, exclusive of depreciation and amortization in the Consolidated Statements of Comprehensive Income (Loss).
Payroll and Cloud Solutions | Customer Relationships
Disaggregation Of Revenue [Line Items]
Capitalized costs, amortization period	7 years	7 years
Other Solutions | Customer Relationships
Disaggregation Of Revenue [Line Items]
Capitalized costs, amortization period	15 years	15 years
Minimum
Disaggregation Of Revenue [Line Items]
Revenue recognition contract terms	3 years	3 years
Maximum
Disaggregation Of Revenue [Line Items]
Revenue recognition contract terms	5 years	5 years